PHOENIX MARKET NEUTRAL FUND,
                         A SERIES OF PHOENIX PORTFOLIOS

     Supplement dated June 1, 2007 to the Prospectus dated February 28, 2007


IMPORTANT NOTICE TO INVESTORS

     On page 4 of the current prospectus, the Average Annual Total Returns table is hereby restated as shown below:

----------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED 12/31/06)(2)                      1 YEAR              5 YEARS              LIFE OF FUND(3)
-------------------------------------------------- ------------------- --------------------- -------------------------
Class A Shares
-------------------------------------------------- ------------------- --------------------- -------------------------
       Return Before Taxes                              -10.84%               -0.36%                   -0.08%
-------------------------------------------------- ------------------- --------------------- -------------------------
       Return After Taxes On Distributions(4)           -11.16%               -0.43%                   -0.50%
-------------------------------------------------- ------------------- --------------------- -------------------------
       Return After Taxes on Distributions and
       Sale of Fund Shares(4)(5)                         -6.73%               -0.32%                   -0.32%
-------------------------------------------------- ------------------- --------------------- -------------------------
Class B
-------------------------------------------------- ------------------- --------------------- -------------------------
       Return Before Taxes                               -9.72%               -0.08%                   -0.09%
-------------------------------------------------- ------------------- --------------------- -------------------------
Class C
-------------------------------------------------- ------------------- --------------------- -------------------------
       Return Before Taxes                               -6.04%                0.12%                   -0.12%
-------------------------------------------------- ------------------- --------------------- -------------------------
S&P 500 Index(6)                                         15.78%                6.19%                    4.40%
-------------------------------------------------- ------------------- --------------------- -------------------------
Citigroup 90-Day Treasury Bill Index(7)                   4.76%                2.35%                    3.46%
----------------------------------------------------------------------------------------------------------------------

     (2) The fund's average annual returns in the table above reflect the deduction of the maximum sales charge for an investment in the fund's Class A Shares and a full redemption in the fund's Class B Shares and Class C Shares.
     (3) Since inception on May 1, 1998.
     (4) After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. The after-tax returns shown in the table above are for only one class of shares offered by the prospectus (Class A); after-tax returns for other classes will vary. Actual after-tax returns depend on the investor's tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
     (5) The Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than the Return After Taxes on Distributions for the same period if there was a tax loss realized on sale of fund shares. The benefit of the tax loss (to the extent it can be used to offset other gains) may result in a higher return.
     (6) The S&P 500(R) Index is a free-float market capitalization-weighted index of 500 of the largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.
     (7) The Citigroup 90-Day Treasury Bill Index measures monthly return equivalents of yield averages that are not marked to market. The 90-Day Treasury Bill Index is an average of the last three-month Treasury bill issues. The index is unmanaged and not available for direct investment; therefore, its performance does not reflect the fees, expenses or taxes associated with the active management of an actual portfolio.

         INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR
                               FUTURE REFERENCE.

PXP 1738/MNF Perf  (6/07)